Accrued Liabilities And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accrued payroll and welfare	25,366	39,497	6,053
Interests payable	593	711	109
Accrued reimbursement expenses	8,937	25,991	3,983
Professional service fees	9,707	5,695	873
Other taxes and surcharge	6,380	6,989	1,071
Others	3,076	4,765	731

	54,059	83,648	12,820